Bank Loans	3 Months Ended
Mar. 31, 2019
Bank Loans
BANK LOANS
9.	BANK LOANS

(1)	Short-term bank loan consists of the following:

	March 31,	December 31,
	2019	2018
Cathay United Bank	$243,000	$245,250
CTBC Bank	648,000	654,000
Cathay Bnak	1,000,000	-
Total	$1,891,000	$899,250

Cathay United Bank

On June 28, 2016, BioLite Taiwan and Cathay United Bank entered into a one-year bank loan agreement (the "Cathay United Loan Agreement") in an amount of NT$7,500,000, equivalent to $243,000. The term started June 28, 2016 with maturity date at June 28, 2017. The loan balance bears interest at a floating rate of prime rate plus 1.15%. The prime rate is based on term deposit saving interest rate of Cathay United Bank. On September 6, 2017, BioLite Taiwan extended the Cathay United Loan Agreement for one year, which was due on September 6, 2018, with the principal amount of NT$7,500,000, equivalent to $243,000. On October 1, 2018, BioLite Taiwan extended the Cathay United Loan Agreement with the same principal amount of NT$7,500,000, equivalent to $243,0050 for one year, which is due on September 6, 2019. As of March 31, 2019 and December 31, 2018, the effective interest rates per annum were 2.22%. The loan is collateralized by the building and improvement of BioLite Taiwan, and is also personal guaranteed by the chairman of BioLite Taiwan.

Interest expenses were $1,330 and $1,402 for the three months ended March 31, 2019 and 2018, respectively.

CTBC Bank

On June 12, 2017 and July 19, 2017, BioLite Taiwan and CTBC Bank entered into short-term saving secured bank loan agreements (the "CTBC Loan Agreements") in an amount of NT$10,000,000, equivalent to $324,000, and NT$10,000,000, equivalent to $324,000, respectively. Both two loans with the same maturity date at January 19, 2018. In February 2018, BioLite Taiwan combined two loans and extended the loan contract with CTBC for one year. On January 18, 2019, BioLite Taiwan and CTBC Bank agreed to extend the loan with a new maturity date, which is July 18, 2019. The loan balances bear interest at a fixed rate of 1.63% per annum. The loan is secured by the money deposited in a savings account with the CTBC Bank. This loan is also personal guaranteed by the chairman of BioLite Taiwan and BioFirst.

Interest expenses were $2,604 and $2,736 for the three months ended March 31, 2019 and 2018, respectively.

Cathay Bank

During the three months ended March 31, 2019, the Company received a loan in aggregate of $1,000,000 from Cathay Bank (the "Bank") pursuant to a business loan agreement (the "Cathay Loan Agreement") entered by and between the Company and Bank on January 8, 2019 and a promissory note (the "Note") executed by the Company on the same day. The Cathay Loan Agreement provides for a revolving line of credit in the principal amount of $1,000,000 with a maturity date (the "Maturity Date") of January 1, 2020. The Note executed in connection with the Cathay Loan Agreement bears an interest rate (the "Regular Interest Rate") equal to the sum of one percent (1%) and the prime rate as published in the Wall Street Journal (the "Index") and the accrued interest shall become payable each month from February 1, 2019. Pursuant to the Note, the Company shall pay the entire outstanding principal plus accrued unpaid interest on the Maturity Date and may prepay portion or all of the Note before the Maturity Date without penalty. If the Company defaults on the Note, the default interest rate shall become five percent (5%) plus the Regular Interest Rate.

In connection with the Note and Cathay Loan Agreement, on January 8, 2019, each of Dr. Tsung Shann Jiang and Dr. George Lee, executed a commercial guaranty (the "Guaranty") to guaranty the loans for the Company pursuant to the Cathay Loan Agreement and Note, severally and individually, in the amount not exceeding $500,000 each until the entire Note plus interest are fully paid and satisfied. Dr. Tsung Shann Jiang is the Chairman and Chief Executive Officer of BioLite Holding, Inc. and Dr. George Lee serves as the Chairman of the board of directors of BioKey, Inc, which became a wholly-owned subsidiaries of the Company effective by operation of law on or about February 5, 2019.

In addition, on January 8, 2019, each of the Company and BriVision, a wholly-owned subsidiary of the Company, signed a commercial security agreement (the "Cathay Security Agreement") to secure the loans under the Cathay Loan Agreement and the Note. Pursuant to the Cathay Security Agreements, each of the Company and BriVision (each, a "Grantor", and collectively, the "Grantors") granted security interest in the collaterals as defined therein, comprised of almost all of the assets of each Grantor, to secure such loans for the benefit of the Bank.

Interest expenses were $9,527 and $0 for the three months ended March 31, 2019 and 2018, respectively.

(2)	Long-term bank loan consists of the following:

	March 31,	December 31,
	2019	2018
Cathay United Bank	$45,076	$55,092
Less: current portion of long-term bank loan	(39,688)	(39,835)
Total	$5,388	$15,257

On April 30, 2010, BioLite Taiwan entered into a seven-year bank loan of NT$8,900,000, equivalent to $288,360, with Cathay United Bank. The term started April 30, 2010 with maturity date at April 30, 2017. On April 30, 2017, BioLite Taiwan extended the original loan agreement for additional three years with the new maturity date at April 30, 2020. The loan balance bears interest at a floating rate of prime rate plus variable rates from 0.77% to 1.17%. The prime rate is based on term deposit saving interest rate of Cathay United Bank. As of March 31, 2019 and December 31, 2018, the actual interest rates per annum were 2.24%. The loan is collateralized by the building and improvement of BioLite Taiwan, and is also personal guaranteed by the chairman of BioLite Taiwan.

Interest expenses were $284 and $680 for the three months ended March 31, 2019 and 2018, respectively.